HUSSMAN                                                     Shareholder Services
                                                                  P.O. Box 46707
                                                          Cincinnati, Ohio 45246
                                                           Phone: 1-800-487-7626
                                                       Internet: www.hussman.net
________________________________________________________________________________



November 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      Hussman Investment Trust
         File No. 333-35342

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Hussman Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,


/s/ John F. Splain

John F. Splain
Secretary